Supplement dated April 3, 2008 to the
Pacific Life Funds Statement of Additional Information dated July 1, 2007
This supplement revises the Pacific Life Funds (fund) Statement of Additional Information dated July 1, 2007, as supplemented (together, the SAI) and must be preceded or accompanied by the fund’s SAI. Remember to review the SAI for other important information.
The ORGANIZATION AND MANAGEMENT OF PACIFIC LIFE FUNDS — Investment Adviser subsection is updated to include the following:

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company (Pacific Life), is the investment adviser to Pacific Life Funds. PLFA also does business under the name “Pacific Asset Management” (PAM) and manages the PL Money Market Fund under the PAM name. References to management of this fund within various materials will be updated to reflect the PAM name, but in the interim may reflect the PLFA name.
The tables in the ADDITIONAL INFORMATION ABOUT THE FUND MANAGERS — Other Accounts Managed subsection are revised as follows:

In the table beginning on page 85, information regarding: J. Chris Najork for the PL Small-Cap Value Fund is deleted; Dale W. Patrick for the PL Money Market Fund is deleted; and John B. Brynjolfsson for the PL Inflation Managed Fund is deleted. The following information is added:

ASSET BASED FEES (As of 12/31/07)

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Fund and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Fund Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

PL Money Market
Brian M. Robertson	None	N/A	None	N/A	None	N/A
PL Inflation Managed
Mihir P. Worah	15	$31,185,509,816	23	$3,847,414,198	29	$10,700,183,420
PL Mid-Cap Growth
Jason Yeung	36	$32,189,208,866	5	$1,525,680,441	7,247	$1,981,330,357

In the table beginning on page 87, information regarding John B. Brynjolfsson is deleted and the following information is added:

PERFORMANCE BASED FEES (As of 12/31/07)

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts

Fund and	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Fund Managers	Accounts	in the Accounts	Accounts	in the Accounts	Accounts	in the Accounts

PL Inflation Managed
Mihir P. Worah	None	N/A	None	N/A	10	$1,315,177,785

Form No.	PLFSAI308